STOCK OPTIONS, WARRANTS AND RESTRICTED STOCK UNITS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stock Options Warrants And Restricted Stock Units
SCHEDULE OF RESTRICTED STOCK UNITS ISSUED

Transactions involving restricted stock units issued are summarized as follows:

Restricted share units as of December 31, 2023	1,357,308
Granted	—
Forfeited	—
Unvested restricted shares as of September 30, 2024	1,357,308

Transactions involving restricted stock units issued are summarized as follows:

Restricted shares units issued as of December 31, 2021	1,357,308
Granted	—
Forfeited	—
Restricted shares units issued as of December 31, 2022	1,357,308
Granted	—
Forfeited	—
Total Restricted Shares Issued at December 31, 2023	1,357,308

SCHEDULE OF STOCK WARRANT ISSUED

Transactions involving stock warrants issued are summarized as follows:

Number of
Shares
Outstanding at December 31, 2023:	11,774,164
Issued	1,720,313
Exercised	—
Forfeited	—
Expired	—
Outstanding at September 30, 2024:	13,494,477

SCHEDULE OF STOCK WARRANT ISSUED

Transactions involving stock warrants issued are summarized as follows:

Number of
Shares
Outstanding at December 31, 2021:	7,035,473
Issued	4,210,960
Exercised	—
Forfeited	—
Expired	—
Outstanding at December 31, 2022:	11,246,433
Issued	527,731
Exercised	—
Forfeited	—
Expired	—
Outstanding at December 31, 2023:	11,774,164